Lease Arrangements - Summary of Total Cash Outflow for Leases (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Expenses relating to low-value asset leases	$ 8	$ 7
Expenses relating to variable lease payments not included in the measurement of lease liabilities	5	6
Total cash outflow for leases	$ 3,776	$ 3,826